Financial instruments and financial risk management - Additional information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ (11,804)	$ (1,029,997)	$ 97,239		$ (646,160)
Percentage of volatility used was increased			10.00%	10.00%
Derivative liability				$ 227,681		$ 300,936	$ 32,439,081	$ 17,899,855
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in market interest rates			1.00%	1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in the US dollars to Canadian dollar exchange rate			10.00%	10.00%
Impact of net loss			$ 625,000	$ 127,253		$ 53,334